Principal Exchange-Traded Funds
Supplement dated November 1, 2021
to the Statement of Additional Information dated November 1, 2021

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

On or about November 30, 2021, delete all references to the Principal International Multi-Factor ETF from the Statement of Additional Information.